Commitment and Contingencies - Narrative (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Long-term Debt	Jun. 30, 2012 Realty Capital
Line of Credit Facility [Line Items]
Rental expense	$ 1,300,000	$ 300,000	$ 300,000
Long-term line of credit	6,000,000
Long-term Line of Credit				4,500,000
Accrued bonuses	7,900,000
Payments for Legal Settlements					$ 60,000